Putnam
Investors
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-03

[GRAPHIC OMITTED: WATERING CAN]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

While it is always disappointing to report a decline in a fund's value, we believe you will find some encouraging news in the management team's report on Putnam Investor Fund's results for the first half of the current fiscal year, the six months ended January 31, 2003. First of all, the fund not only performed in line with its benchmark index based on returns at net asset value, but it also outperformed the Lipper average for its peer group. Details are on page 7.

These results were heartening as well because this was the first full fiscal reporting period for the fund in its new blend category, an investment approach that focuses on valuation rather than adhering to a particular investment style. In its report on the following pages, the management team provides a full discussion of the strategy it pursued during the period in line with the fund's blend approach and in response to the prevailing economic and market environment.

Meanwhile, we would like you to know how much we appreciate your continued confidence in Putnam, especially as we look back on one of the most challenging periods in recent investment history. We believe those who maintain a long-term focus and a diversified approach to investing should eventually be rewarded for their patience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 19, 2003

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam U.S. Core Team

The value of shares in Putnam Investors Fund declined for the semiannual period ended January 31, 2003, mirroring the results of the broader U.S. equity market. While these results are disappointing, we consider it important to point out that the fund fared well on a relative basis, performing in line with its benchmark, the S&P 500 Index, at net asset value, and outperformed the average return for funds in its competitive universe, the Lipper Large-Cap Core Funds category. Your fund's management team believes that this strong relative performance versus the peer group is the result of the team's consistent valuation-based blend investment process during a period in which investment trends shifted frequently among sectors and investment styles. This report reflects the first reporting period that the fund was managed exclusively in the blend investment style, that is, an investment approach with no predetermined bias to either growth- or value-style stocks. This is also the first reporting period for which Lipper's comparative ranking reflects the fund's blend positioning. For complete performance information, please see page 7.

Total return for 6 months ended 1/31/03

     Class A         Class B         Class C         Class M     Class R
   NAV     POP      NAV   CDSC      NAV   CDSC     NAV     POP     NAV
-----------------------------------------------------------------------
 -5.44%  -10.88%  -5.72% -10.43%  -5.76% -6.71%  -5.65%  -8.90%  -5.54%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* EQUITY MARKET DRIVEN BY INVESTOR CONCERNS

Challenging market conditions were the most significant factor shaping your fund's performance during the six-month period. Early in the period, equity markets dropped to five-year lows in an environment dominated by four major concerns. First, investors worried about the erosion in companies' earnings power as data indicated that the economy was not rebounding as quickly as hoped and reported earnings remained flat or surprised on the downside. Second, as yields on benchmark Treasury securities reached 41-year lows, investors became concerned that the U.S. Federal Reserve Board's policy was not having its desired effect and that the Fed would be hesitant to lower key interest rates further even though the market seemed to be calling for additional liquidity. Third, investors were focused on geopolitical tensions, worrying about the potential impact of unilateral U.S. military action against Iraq. Finally, corporate accounting issues were still on investors' minds as news of earnings irregularities behind the WorldCom bankruptcy became public early in the period.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals         13.7%

Retail                   8.4%

Software                 8.4%

Banking                  7.9%

Financial                7.4%

Footnote reads:
*Based on net assets as of 1/31/03. Holdings will vary over time.


Stocks rallied significantly in the middle of the period as each of the four major concerns dampening investors' outlook were addressed. Corporate executives stepped forward to certify reported financial information, signaling a strong commitment to removing the cloud that accounting irregularities had placed over stock prices. Earnings reports began to meet expectations, especially in the beaten down technology and telecommunications sectors where the rally's strength was concentrated. The Fed lowered key interest rates by 0.50% early in November, signaling a willingness to maintain liquidity despite historically low rate levels. And simultaneously, the Bush administration was successful in rallying the United Nations behind renewed weapons inspections in Iraq, temporarily easing investor concerns about unilateral U.S. intervention.

The rally was short-lived, however, as forecasts of moderate Christmas spending rekindled investors' worries about corporate earnings, particularly among consumer-oriented companies. In addition, increasingly strong rhetoric from the Bush administration heightened geopolitical tension over Iraq, as U.S. leaders signaled dissatisfaction with weapons inspectors' progress and a willingness to move ahead with military action with or without European support. Investors also worried about the restarting of North Korea's nuclear program. A spate of positive earnings reports briefly boosted investor sentiment in the first few weeks of 2003 as the market rallied, but by the end of the semiannual period, investor attention again was primarily on the uncertainty created by the situations with Iraq and North Korea.

Fund Profile

Putnam Investors Fund seeks long-term capital appreciation by investing in large-cap stocks of well-established companies. The fund targets companies whose business worth is believed to be more than their current stock prices indicate, whether the stock is considered growth or value. The fund may be appropriate for investors seeking long-term growth of capital.


* VALUATION FOCUS SERVED FUND WELL

The management team for Putnam Investors Fund focuses on the fundamental strength of each company's business model and what the team considers the longer-term fair value of the company's stock price, taking advantage of the effects of shorter-term market sentiment to add or reduce positions in line with our valuation targets. We maintain a single-minded focus on attractively valued companies with effective management teams and strong cash flows, regardless of their industry. Because the fund is managed in a blend approach -- with no predetermined bias toward growth- or value-style stocks -- it is able to take advantage of investment opportunities across the large-cap stock universe. We believe that the fund's selection process, combined with the flexibility of the blend style, enabled the fund to significantly outperform its peers in an environment in which styles and industries moved quickly in and out of favor.

Some of the strongest contributors to performance during the period were attractively valued stocks in the communications services sector, where management's focus has been on undervalued consumer-oriented companies or special situations. The stock of Comcast Corporation -- which is involved in the development, management, and operation of broadband cable networks and also in electronic retailing and programming content -- benefited from the closing of its merger with AT&T's cable business during the period. Comcast remains a significant holding within the fund's portfolio as your management team believes that shareholders will benefit from the company's business management as efficiencies are realized across the merged business and from the massive scale achieved by the merger.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Software

Exxon Mobil Corp.
Oil and gas

Citigroup, Inc.
Financial

Freddie Mac
Financial

Johnson & Johnson
Pharmaceuticals

Pfizer, Inc.
Pharmaceuticals

Altria Group, Inc.
Tobacco

Wal-Mart Stores, Inc.
Retail

U.S. Bancorp
Banking

American International Group, Inc.
Insurance

Footnote reads:
These holdings represent 30.0% of the fund's assets as of 1/31/03. Portfolio holdings will vary.


Freddie Mac, one of the portfolio's top ten holdings, was also among the largest overweight positions in the portfolio during the period, which means the fund had a larger proportional weighting in the security than that of the same security in the fund's benchmark index. Freddie Mac was chartered by Congress in 1970 and charged with the mission of stabilizing the country's mortgage market as well as expanding opportunities for home ownership and affordable rental housing in America. We believe that Freddie Mac's stock is currently undervalued -- its price does not appear to reflect the company's strong, stable earnings or the demographics driving the positive secular outlook for housing in the United States. One of the reasons for Freddie Mac's relatively low stock price may be investors' perceptions of higher systematic risk than what we believe really exists, a concern heightened by the fragility of the currently unfolding economic recovery. Investors also are wary of Freddie Mac's extensive use of derivatives to manage their risk exposures; we believe that this concern is based on investors' misunderstanding of these complex instruments rather than on any inherent risks in the strategies themselves. In our opinion, Freddie Mac is an effective manager of both credit and interest-rate risk and its exposure to these risks is actually less than the prevailing perception. Our view on government- sponsored entities, which includes both Freddie Mac and Ginnie Mae, remains positive.

Select holdings in the financial services sector were among the most significant detractors from relative results during the period. For example, Household International, a leading provider of consumer loans, credit cards, auto finance, and credit insurance, hindered relative results during the period. Hurt by the need to increase loss reserves and by credit-rating downgrades, Household sought an acquirer and reached an agreement with London-based HSBC Holdings Inc. last fall. Given the need to sell the company quickly, the terms of the sale were not favorable to existing Household International shareholders, including the fund. The fund's position was sold during the period.

* TAX PROPOSAL, WEAK DOLLAR COULD HAVE POSITIVE MARKET IMPACT

The key influences on markets over the balance of the fund's fiscal year are the Bush administration's stance versus Iraq and its recent tax-reduction proposals, especially the call to end federal taxation of dividend income. Whether the economy continues to expand also remains a key variable in the fund's performance. War concerns have understandably eclipsed the debate over tax policy and concern about the state of the economy in recent weeks; depending on the outcome in Iraq, however, tax cuts if enacted may actually have a more lasting effect on stock prices. Another important development, the weakening of the U.S. dollar, should be generally positive for U.S. corporate profits and stock prices in the medium term despite the near-term negative effect of foreign investment outflows on the market.

The fund's strategy remains consistent, whatever market conditions bring: we will continue to target companies whose business worth is believed to be more than their current stock prices indicate. We believe these companies should also demonstrate strong management, solid fundamentals, a favorable operating environment, and a competitive advantage. This strategy helped limit shareholder losses amid the fast-changing markets of the past period and we believe it will do so going forward.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/03, there is no guarantee the fund will continue to hold these securities in the future.

The fund is managed by the Putnam U.S. Core Team. The members of the team are Paul Warren (Portfolio Leader), Richard Cervone (Portfolio Member), Kevin Divney (Portfolio Member), Paul Marrkand (Portfolio Member), James Wiess (Portfolio Member), Richard England, Michael Nance, and Justin Scott.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance during its semiannual period, which ended January 31, 2003. We also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy.



TOTAL RETURN FOR PERIODS ENDED 1/31/03

                     Class A         Class B         Class C        Class M     Class R
(inception dates)   (12/1/25)       (3/1/93)        (7/26/99)      (12/2/94)   (1/21/03)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP    NAV
----------------------------------------------------------------------------------------
6 months         -5.44% -10.88%  -5.72% -10.43%  -5.76%  -6.71%  -5.65%  -8.90%  -5.54%
----------------------------------------------------------------------------------------
1 year          -23.86  -28.22  -24.45  -28.23  -24.46  -25.21  -24.24  -26.88  -24.06
----------------------------------------------------------------------------------------
5 years         -21.11  -25.63  -24.04  -25.48  -23.61  -23.61  -23.14  -25.85  -22.09
Annual average   -4.63   -5.75   -5.35   -5.71   -5.24   -5.24   -5.13   -5.81   -4.87
----------------------------------------------------------------------------------------
10 years         99.42   87.91   84.64   84.64   86.02   86.02   89.58   82.91   94.56
Annual average    7.15    6.51    6.32    6.32    6.40    6.40    6.61    6.22    6.88
----------------------------------------------------------------------------------------
Annual average
(life of fund)    9.37    9.29    8.31    8.31    8.54    8.54    8.59    8.54    9.09
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/03

                                                  Lipper
                                                 Large-Cap
                         Standard & Poor's      Core Funds
                            500 Index            category*
----------------------------------------------------------------------------
6 months                     -5.26%                -6.44%
----------------------------------------------------------------------------
1 year                      -23.02                -24.34
----------------------------------------------------------------------------
5 years                      -6.48                -11.87
Annual average               -1.33                 -2.68
----------------------------------------------------------------------------
10 years                    135.96                101.31
Annual average                8.97                  7.08
----------------------------------------------------------------------------
Annual average
(life of fund)                  --+                   --++
----------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for classes A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or a CDSC. Performance for class B, C, M and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/03, there were 1013, 960, 502, and 157 funds in this Lipper category.

 + The Standard and Poor's 500 Index began operations on 12/31/69.

++ The Lipper Large-Cap Core Funds category began operations on 12/31/59.


PRICE AND DISTRIBUTION INFORMATION* 6 MONTHS ENDED 1/31/02

               Class A       Class B       Class C       Class M      Class R
------------------------------------------------------------------------------
Share value: NAV     POP       NAV           NAV        NAV    POP      NAV
------------------------------------------------------------------------------
7/31/02     $9.01   $9.56     $8.39         $8.85      $8.68   $8.99      --
------------------------------------------------------------------------------
1/21/03+       --      --        --            --         --      --   $9.01
------------------------------------------------------------------------------
1/31/03      8.52    9.04      7.91          8.34       8.19    8.49    8.52
------------------------------------------------------------------------------

* The fund did not make any distributions during the period.

+ Inception date of class R shares.



TOTAL RETURN FOR PERIODS ENDED 12/31/02 (most recent calendar quarter)

                     Class A        Class B         Class C         Class M        Class R
(inception date)    (12/1/25)      (3/1/93)        (7/26/99)        (12/2/94)     (1/21/03)
                   NAV     POP    NAV    CDSC     NAV     CDSC     NAV     POP       NAV
-------------------------------------------------------------------------------------------
6 months         -9.74% -14.89%  -10.11% -14.60%  -10.12% -11.01%  -9.99%  -13.13%  -9.84%
-------------------------------------------------------------------------------------------
1 year          -23.81  -28.16   -24.33  -28.11   -24.39  -25.14   -24.17  -26.86  -24.01
-------------------------------------------------------------------------------------------
5 years         -17.65  -22.41   -20.65  -22.16   -20.29  -20.29   -19.72  -22.51  -18.70
Annual average   -3.81   -4.95    -4.52   -4.89    -4.43   -4.43    -4.30   -4.97   -4.06
-------------------------------------------------------------------------------------------
10 years        111.04   98.81    95.40   95.40    96.72   96.72   100.79   93.71  105.80
Annual average    7.75    7.11     6.93    6.93     7.00    7.00     7.22    6.84    7.48
-------------------------------------------------------------------------------------------
Annual average
(life of fund)    9.43    9.34     8.37    8.37     8.60    8.60     8.64    8.59    9.15
-------------------------------------------------------------------------------------------


Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or a CDSC and are available only to certain defined contribution plans.


COMPARATIVE BENCHMARKS

The Standard & Poor's 500 Index is an unmanaged index of common stock performance. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





THE FUND'S PORTFOLIO
January 31, 2003 (Unaudited)

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            233,590 Omnicom Group, Inc.                                                                 $14,085,477

Aerospace and Defense (1.3%)
-------------------------------------------------------------------------------------------------------------------
            703,231 Lockheed Martin Corp.                                                                35,899,943
            588,496 Raytheon Co.                                                                         17,707,845
            224,026 Rockwell Collins, Inc.                                                                4,621,656
            167,569 United Technologies Corp.                                                            10,654,037
                                                                                                      -------------
                                                                                                         68,883,481

Airlines (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,380,085 Southwest Airlines Co.                                                               18,010,109

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
            217,506 Johnson Controls, Inc.                                                               17,567,960

Banking (7.9%)
-------------------------------------------------------------------------------------------------------------------
          2,113,667 Bank of New York Co., Inc. (The)                                                     53,475,775
            814,935 BB&T Corp.                                                                           27,349,219
            956,343 Comerica, Inc.                                                                       38,731,892
            256,527 Commerce Bancorp, Inc.                                                               11,258,970
            868,066 Fifth Third Bancorp                                                                  46,311,321
          1,120,849 Greater Bay Bancorp                                                                  19,155,309
            276,248 M&T Bank Corp.                                                                       22,044,590
            321,950 Mellon Financial Corp.                                                                7,362,997
            449,387 Northern Trust Corp.                                                                 15,369,035
          5,204,979 U.S. Bancorp                                                                        109,825,057
            310,109 Washington Mutual, Inc.                                                              10,683,255
            164,234 Wells Fargo & Co.                                                                     7,779,765
          1,029,245 Zions Bancorp.                                                                       42,631,328
                                                                                                      -------------
                                                                                                        411,978,513

Beverage (2.0%)
-------------------------------------------------------------------------------------------------------------------
            365,724 Anheuser-Busch Cos., Inc.                                                            17,360,917
            221,460 Coca-Cola Co. (The)                                                                   8,960,272
          1,962,213 PepsiCo, Inc.                                                                        79,430,382
                                                                                                      -------------
                                                                                                        105,751,571

Biotechnology (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,075,301 Amgen, Inc. (NON)                                                                    54,797,339
             77,800 IDEC Pharmaceuticals Corp. (NON)                                                      2,496,602
             87,309 MedImmune, Inc. (NON)                                                                 2,600,935
            585,128 Waters Corp. (NON)                                                                   13,487,200
                                                                                                      -------------
                                                                                                         73,382,076

Broadcasting (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,682,923 Viacom, Inc. Class B (NON)                                                           64,876,682

Cable Television (2.5%)
-------------------------------------------------------------------------------------------------------------------
            839,829 Comcast Corp. Class A (NON)                                                          22,364,646
          2,862,364 Comcast Corp. Class A (Special) (NON)                                                73,219,271
          1,341,876 Echostar Communications Corp. Class A (NON)                                          34,821,682
                                                                                                      -------------
                                                                                                        130,405,599

Chemicals (0.9%)
-------------------------------------------------------------------------------------------------------------------
            284,199 3M Co.                                                                               35,396,985
            132,826 PPG Industries, Inc.                                                                  6,485,894
            159,654 Rohm & Haas Co.                                                                       4,925,326
                                                                                                      -------------
                                                                                                         46,808,205

Commercial and Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
             24,000 H&R Block, Inc.                                                                         909,360

Communications Equipment (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,154,640 ADC Telecommunications, Inc. (NON)                                                    2,655,672
            183,000 Nokia OYJ ADR (Finland)                                                               2,633,370
            526,533 QUALCOMM, Inc. (NON)                                                                 19,829,233
                                                                                                      -------------
                                                                                                         25,118,275

Computers (2.6%)
-------------------------------------------------------------------------------------------------------------------
          3,303,895 Dell Computer Corp. (NON)                                                            78,830,935
          1,569,100 EMC Corp. (NON)                                                                      12,082,070
          2,601,598 Hewlett-Packard Co.                                                                  45,293,821
                                                                                                      -------------
                                                                                                        136,206,826

Conglomerates (3.0%)
-------------------------------------------------------------------------------------------------------------------
              8,951 Berkshire Hathaway, Inc. Class B (NON)                                               19,907,024
          3,281,238 General Electric Co.                                                                 75,927,847
             42,100 Honeywell International, Inc.                                                         1,028,924
          3,780,401 Tyco Intl., Ltd. (Bermuda)                                                           60,524,220
                                                                                                      -------------
                                                                                                        157,388,015

Consumer Finance (2.7%)
-------------------------------------------------------------------------------------------------------------------
          1,612,963 Capital One Financial Corp.                                                          50,082,501
          5,390,794 MBNA Corp.                                                                           90,727,046
                                                                                                      -------------
                                                                                                        140,809,547

Consumer Goods (2.0%)
-------------------------------------------------------------------------------------------------------------------
             90,603 Avon Products, Inc.                                                                   4,530,150
            185,664 Kimberly-Clark Corp.                                                                  8,599,956
          1,058,468 Procter & Gamble Co.                                                                 90,573,107
                                                                                                      -------------
                                                                                                        103,703,213

Electric Utilities (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,707,874 CenterPoint Energy, Inc.                                                             18,873,883
          2,193,207 Edison International (NON)                                                           27,042,242
            604,918 Entergy Corp.                                                                        26,888,605
             44,000 FPL Group, Inc.                                                                       2,569,160
          2,155,323 PG&E Corp. (NON)                                                                     29,743,457
            676,425 Sierra Pacific Resources                                                              3,138,612
                  1 Texas Genco Holdings, Inc. (NON)                                                             11
                                                                                                      -------------
                                                                                                        108,255,970

Electrical Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------------
            347,850 Emerson Electric Co.                                                                 16,324,601

Electronics (2.0%)
-------------------------------------------------------------------------------------------------------------------
            239,500 Altera Corp. (NON)                                                                    2,629,710
              2,053 Analog Devices, Inc. (NON)                                                               49,128
            624,586 Arrow Electronics, Inc. (NON)                                                         7,413,836
            396,200 Celestica, Inc. (Canada) (NON)                                                        4,587,996
          2,926,996 Intel Corp.                                                                          45,836,757
            346,600 Jabil Circuit, Inc. (NON)                                                             5,410,426
            224,381 Maxim Integrated Products, Inc.                                                       6,989,468
            727,900 Semtech Corp. (NON)                                                                   9,695,628
            433,800 Storage Technology Corp. (NON)                                                        9,586,980
          1,674,837 Tandberg ASA (Norway) (NON)                                                           9,501,458
            209,000 Xilinx, Inc. (NON)                                                                    4,136,110
                                                                                                      -------------
                                                                                                        105,837,497

Energy (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,163,844 BJ Services Co. (NON)                                                                35,578,711
          2,110,003 GlobalSantaFe Corp. (Cayman Islands)                                                 45,850,365
                                                                                                      -------------
                                                                                                         81,429,076

Financial (7.4%)
-------------------------------------------------------------------------------------------------------------------
          6,027,368 Citigroup, Inc.                                                                     207,220,912
             67,643 Fannie Mae                                                                            4,376,502
          3,122,873 Freddie Mac                                                                         174,818,431
             27,746 MGIC Investment Corp.                                                                 1,196,685
                                                                                                      -------------
                                                                                                        387,612,530

Food (0.7%)
-------------------------------------------------------------------------------------------------------------------
            307,618 General Mills, Inc.                                                                  13,821,277
          1,109,936 Sara Lee Corp.                                                                       22,132,124
                                                                                                      -------------
                                                                                                         35,953,401

Forest Products and Packaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
            225,000 Smurfit-Stone Container Corp. (NON)                                                   3,177,000
             72,355 Weyerhaeuser Co.                                                                      3,476,658
                                                                                                      -------------
                                                                                                          6,653,658

Gaming and Lottery (0.8%)
-------------------------------------------------------------------------------------------------------------------
          1,150,299 Harrah's Entertainment, Inc. (NON)                                                   41,732,848

Health Care Services (2.5%)
-------------------------------------------------------------------------------------------------------------------
             54,500 AdvancePCS (NON)                                                                      1,583,770
            658,000 Cardinal Health, Inc.                                                                38,381,140
          1,072,257 HCA, Inc.                                                                            45,828,264
             93,001 Laboratory Corp. of America Holdings (NON)                                            2,487,777
            733,536 McKesson Corp.                                                                       20,854,428
            265,839 UnitedHealth Group, Inc.                                                             23,367,248
                                                                                                      -------------
                                                                                                        132,502,627

Household Furniture and Appliances (0.3%)
-------------------------------------------------------------------------------------------------------------------
            283,833 Whirlpool Corp.                                                                      14,750,801

Insurance (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,847,903 American International Group, Inc.                                                  100,008,510
          1,246,609 Radian Group, Inc.                                                                   45,999,872
                                                                                                      -------------
                                                                                                        146,008,382

Investment Banking/Brokerage (1.0%)
-------------------------------------------------------------------------------------------------------------------
                623 Investment Technology Group, Inc. (NON)                                                  10,597
          2,067,371 JPMorgan Chase & Co.                                                                 48,252,439
             60,469 Merrill Lynch & Co., Inc.                                                             2,117,624
                                                                                                      -------------
                                                                                                         50,380,660

Lodging/Tourism (0.7%)
-------------------------------------------------------------------------------------------------------------------
            829,550 Marriott International, Inc. Class A                                                 25,881,960
            563,602 Royal Caribbean Cruises, Ltd.                                                         9,000,724
                                                                                                      -------------
                                                                                                         34,882,684

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
            142,569 Deere (John) & Co.                                                                    6,016,412
             73,500 Ingersoll-Rand Co. Class A (Bermuda)                                                  2,885,610
                                                                                                      -------------
                                                                                                          8,902,022

Manufacturing (0.1%)
-------------------------------------------------------------------------------------------------------------------
            148,697 Dover Corp.                                                                           3,891,400

Media (1.1%)
-------------------------------------------------------------------------------------------------------------------
          2,212,848 AOL Time Warner, Inc. (NON)                                                          25,801,808
          1,741,613 Liberty Media Corp. Class A (NON)                                                    17,363,882
            685,642 Walt Disney Co. (The)                                                                11,998,735
                                                                                                      -------------
                                                                                                         55,164,425

Medical Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
             84,784 Baxter International, Inc.                                                            2,389,213
             23,400 Boston Scientific Corp. (NON)                                                           946,530
            332,946 Medtronic, Inc.                                                                      14,955,934
                                                                                                      -------------
                                                                                                         18,291,677

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            186,969 Alcoa, Inc.                                                                           3,696,377
            406,700 BHP Billiton PLC ADR (United Kingdom)                                                 3,782,310
            188,400 BHP, Ltd. ADR (Australia)                                                             1,987,620
                                                                                                      -------------
                                                                                                          9,466,307

Office Equipment and Supplies (0.3%)
-------------------------------------------------------------------------------------------------------------------
            452,538 Pitney Bowes, Inc.                                                                   14,725,587

Oil and Gas (5.8%)
-------------------------------------------------------------------------------------------------------------------
          1,072,929 Burlington Resources, Inc.                                                           47,316,169
          6,077,050 Exxon Mobil Corp.                                                                   207,531,258
            158,200 Pioneer Natural Resources Co. (NON)                                                   3,841,096
            652,930 TotalFinaElf SA ADR (France)                                                         44,340,476
                                                                                                      -------------
                                                                                                        303,028,999

Pharmaceuticals (13.7%)
-------------------------------------------------------------------------------------------------------------------
          1,541,118 Abbott Laboratories                                                                  58,747,418
            795,637 Allergan, Inc.                                                                       48,271,297
            342,221 AstraZeneca PLC (United Kingdom)                                                     11,558,850
             39,494 Bristol-Myers Squibb Co.                                                                931,663
            917,175 Eli Lilly & Co.                                                                      55,250,622
          1,077,339 Forest Laboratories, Inc. (NON)                                                      55,752,293
          2,944,871 Johnson & Johnson                                                                   157,874,534
          1,811,391 King Pharmaceuticals, Inc. (NON)                                                     26,591,220
            655,329 Merck & Co., Inc.                                                                    36,298,673
          4,505,196 Pfizer, Inc.                                                                        136,777,813
          1,828,976 Pharmacia Corp.                                                                      76,396,328
             62,700 Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                     2,407,680
          1,196,832 Wyeth                                                                                46,712,353
                                                                                                      -------------
                                                                                                        713,570,744

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------------
            149,713 Gannett Co., Inc.                                                                    10,878,147
            181,966 McGraw-Hill Cos., Inc. (The)                                                         10,776,027
                                                                                                      -------------
                                                                                                         21,654,174

Railroads (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,305,714 Union Pacific Corp.                                                                  74,504,041

Regional Bells (2.2%)
-------------------------------------------------------------------------------------------------------------------
            846,801 BellSouth Corp.                                                                      19,290,127
          1,398,156 SBC Communications, Inc.                                                             34,170,933
          1,676,773 Verizon Communications, Inc.                                                         64,186,870
                                                                                                      -------------
                                                                                                        117,647,930

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
            133,117 McDonald's Corp.                                                                      1,895,586
            135,850 Yum! Brands, Inc. (NON)                                                               3,149,003
                                                                                                      -------------
                                                                                                          5,044,589

Retail (8.4%)
-------------------------------------------------------------------------------------------------------------------
             67,100 Advance Auto Parts, Inc. (NON)                                                        2,928,915
            851,994 AutoZone, Inc. (NON)                                                                 55,984,526
          1,091,541 Blockbuster, Inc. Class A                                                            14,233,695
          1,487,294 Family Dollar Stores, Inc.                                                           44,797,295
          1,017,100 Home Depot, Inc. (The)                                                               21,257,390
            903,342 JC Penney Co., Inc. (Holding Co.)                                                    17,515,801
            160,134 Kohl's Corp. (NON)                                                                    8,386,218
          1,364,769 Lowe's Cos., Inc.                                                                    46,647,804
            135,890 Michaels Stores, Inc. (NON)                                                           4,586,288
          1,090,058 Office Depot, Inc. (NON)                                                             14,552,274
            270,590 Ross Stores, Inc.                                                                    10,555,716
            254,361 Staples, Inc. (NON)                                                                   4,367,378
          4,153,033 TJX Cos., Inc. (The)                                                                 76,249,686
          2,444,600 Wal-Mart Stores, Inc.                                                               116,851,880
                                                                                                      -------------
                                                                                                        438,914,866

Software (8.4%)
-------------------------------------------------------------------------------------------------------------------
            849,783 Adobe Systems, Inc.                                                                  22,451,267
          1,830,454 BMC Software, Inc. (NON)                                                             32,270,904
          4,191,957 Computer Associates International, Inc.                                              56,046,465
          5,046,150 Microsoft Corp. (NON) (SEG)                                                         239,490,279
          5,323,488 Oracle Corp. (NON)                                                                   64,041,561
            133,762 SAP AG (Germany)                                                                     12,461,594
            642,100 VERITAS Software Corp. (NON)                                                         11,719,609
                                                                                                      -------------
                                                                                                        438,481,679

Technology Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
            810,600 Accenture, Ltd. Class A (Bermuda) (NON)                                              13,415,430
            596,136 Automatic Data Processing, Inc.                                                      20,668,035
          1,329,477 Concord EFS, Inc. (NON)                                                              19,490,133
            228,100 Convergys Corp. (NON)                                                                 2,908,275
          2,493,405 Electronic Data Systems Corp.                                                        42,263,215
            136,429 SunGard Data Systems, Inc. (NON)                                                      2,652,180
                                                                                                      -------------
                                                                                                        101,397,268

Telecommunications (0.9%)
-------------------------------------------------------------------------------------------------------------------
            571,475 AT&T Corp.                                                                           11,132,333
            506,840 CenturyTel, Inc.                                                                     15,372,457
          1,545,216 Nextel Communications, Inc. Class A (NON)                                            19,500,626
                                                                                                      -------------
                                                                                                         46,005,416

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
            447,489 Jones Apparel Group, Inc. (NON)                                                      14,623,941
             54,700 V. F. Corp.                                                                           1,927,081
                                                                                                      -------------
                                                                                                         16,551,022

Tobacco (2.2%)
-------------------------------------------------------------------------------------------------------------------
          3,104,584 Altria Group, Inc.                                                                  117,570,596

Waste Management (0.3%)
-------------------------------------------------------------------------------------------------------------------
            603,162 Waste Management, Inc.                                                               13,866,694
                                                                                                     --------------
                    Total Common Stocks (cost $5,340,234,366)                                        $5,196,889,080

SHORT-TERM INVESTMENTS (1.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $39,088,044 Short-term investments held as collateral for loaned securities with yields ranging from 1.27% to 1.35%
                    and due dates ranging from February 3, 2003 to
                    March 24, 2003 (d)                                                                  $39,070,695
         45,031,253 Short-term investments held in Putnam commingled cash account with yields ranging from 1.23% to 1.69%
                    and due dates ranging from February 3, 2003 to
                    March 31, 2003 (d)                                                                   45,031,251
                                                                                                     --------------
                    Total Short-Term Investments (cost $84,101,946)                                     $84,101,946
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $5,424,336,312)                                          $5,280,991,026
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,226,876,061.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for future contracts at January
      31, 2003.

  (d) See footnote 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2003 (Unaudited)

                                     Aggregate
                      Market           Face       Expiration      Unrealized
                      Value           Value          Date        Depreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)             $21,581,175     $22,483,511      Mar-03       $(902,336)
------------------------------------------------------------------------------

Written Options Outstanding at January 31, 2003 (Unaudited)
(premiums received $1,179,754)

                                                Expiration Date/      Market
Contract Amounts                                 Strike Price          Value
------------------------------------------------------------------------------
  194,757 Altera Corp. (Put)                     Mar. 03/10.5       $132,435
   97,392 Amgen, Inc. (Call)                     Feb. 03/56.6         12,661
  134,607 Maxim Integrated Products, Inc. (Call) Feb. 03/36.2         63,265
1,550,656 Oracle Corp. (Call)                    Feb. 03/12.8        527,223
  184,340 QUALCOMM, Inc. (Call)                  Feb. 03/41.2         76,132
  108,803 Xilinx, Inc. (Put)                     Mar. 03/18.8        121,859
------------------------------------------------------------------------------
                                                                    $933,575
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2003 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $37,591,683 of securities
on loan (identified cost $5,424,336,312) (Note 1)                            $5,280,991,026
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         5,844,774
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            4,822,906
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   51,761,575
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                            546,180
-------------------------------------------------------------------------------------------
Total assets                                                                  5,343,966,461

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 37,809,973
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       28,793,888
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      6,919,337
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,083,836
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      229,859
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,862
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,030,561
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums  received
$1,179,754) (Note 1)                                                                933,575
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                               39,070,695
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              213,814
-------------------------------------------------------------------------------------------
Total liabilities                                                               117,090,400
-------------------------------------------------------------------------------------------
Net assets                                                                   $5,226,876,061

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $9,139,313,622
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                     10,013,897
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                               (3,778,432,622)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                              (144,018,836)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $5,226,876,061

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,810,254,649 divided by 329,960,598 shares)                                        $8.52
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.52)*                                $9.04
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,414,838,029 divided by 178,917,532 shares)**                                      $7.91
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($68,586,633 divided by 8,222,629 shares)**                                           $8.34
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($82,354,784 divided by 10,053,935 shares)                                            $8.19
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.19)*                                $8.49
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class R share
($946 divided by 111 shares)                                                          $8.52
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($850,841,020 divided by 98,676,271 shares)                                           $8.62
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2003 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                           $606,018
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $12,742)                                        44,776,683
-------------------------------------------------------------------------------------------
Securities lending                                                                   59,755
-------------------------------------------------------------------------------------------
Total investment income                                                          45,442,456

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 14,061,579
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    6,279,637
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   82,334
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     25,238
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             3,992,151
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             7,847,734
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               380,502
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               348,653
-------------------------------------------------------------------------------------------
Other                                                                             2,770,945
-------------------------------------------------------------------------------------------
Total expenses                                                                   35,788,773
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (360,214)
-------------------------------------------------------------------------------------------
Net expenses                                                                     35,428,559
-------------------------------------------------------------------------------------------
Net investment income                                                            10,013,897
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (568,947,139)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                   1,358,481
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          17,203
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                              1,923,670
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign
currencies during the period                                                        (17,393)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts,
and written options during the period                                           234,174,600
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (331,490,578)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(321,476,681)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                       January 31               July 31
                                                                             2003*                 2002
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          $10,013,897          $(11,360,366)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                         (565,647,785)       (1,250,982,640)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                          234,157,207        (1,489,185,111)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (321,476,681)       (2,751,528,117)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (685,660,543)       (1,320,914,765)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                       (1,007,137,224)       (4,072,442,882)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 6,234,013,285        10,306,456,167
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
of $10,013,897 and $--, respectively)                              $5,226,876,061       $ 6,234,013,285
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                           January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.01       $12.52       $18.36       $15.78       $13.67       $11.98
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)          .02          .01         (.01)        (.04)        (.02)          -- (d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.51)       (3.52)       (5.57)        2.75         2.51         2.81
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.49)       (3.51)       (5.58)        2.71         2.49         2.81
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.04)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.26)        (.13)        (.38)       (1.08)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --           -- (d)       --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --         (.26)        (.13)        (.38)       (1.12)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.52        $9.01       $12.52       $18.36       $15.78       $13.67
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.44)*     (28.04)      (30.71)       17.19        18.65        25.75
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,810,255   $3,434,086   $5,773,210   $8,432,177   $6,130,543   $3,209,986
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .52*         .98          .89          .86          .89          .95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .26*         .06         (.06)        (.25)        (.14)         .03
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 46.11*      129.58        94.48        65.38        74.73        59.14
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.39       $11.76       $17.39       $15.06       $13.17       $11.62
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.01)        (.07)        (.12)        (.17)        (.13)        (.09)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)       (3.30)       (5.25)        2.63         2.40         2.72
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.48)       (3.37)       (5.37)        2.46         2.27         2.63
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.26)        (.13)        (.38)       (1.08)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --           -- (d)       --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --         (.26)        (.13)        (.38)       (1.08)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.91        $8.39       $11.76       $17.39       $15.06       $13.17
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.72)*     (28.66)      (31.22)       16.34        17.67        24.84
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,414,838   $1,672,523   $3,010,604   $4,631,442   $3,028,807     $979,603
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .90*        1.73         1.64         1.61         1.64         1.70
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.11)*       (.69)        (.81)       (1.00)        (.90)        (.74)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 46.11*      129.58        94.48        65.38        74.73        59.14
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                           For the period
Per-share                            January 31                                        July 26, 1999+
operating performance               (Unaudited)           Year ended July 31            to July 31
-----------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.85       $12.40       $18.22       $15.77       $16.08
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.01)        (.07)        (.12)        (.19)          -- (d)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.50)       (3.48)       (5.44)        2.77         (.31)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.51)       (3.55)       (5.56)        2.58         (.31)
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.26)        (.13)          --
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --           --           -- (d)       --           --
-----------------------------------------------------------------------------------------------------
Total distributions                       --           --         (.26)        (.13)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.34        $8.85       $12.40       $18.22       $15.77
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.76)*     (28.63)      (30.84)       16.37        (1.93)*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $68,587      $81,601     $140,990     $151,702       $1,534
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .90*        1.73         1.64         1.61          .03*
-----------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.11)*       (.69)        (.81)       (1.04)        (.01)*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 46.11*      129.58        94.48        65.38        74.73
-----------------------------------------------------------------------------------------------------

  * Not annualized.

  + Commencement of operations.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            January 31
operating performance                (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.68       $12.14       $17.90       $15.46       $13.47       $11.85
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                   -- (d)     (.05)        (.08)        (.13)        (.09)        (.06)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.49)       (3.41)       (5.42)        2.70         2.46         2.78
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.49)       (3.46)       (5.50)        2.57         2.37         2.72
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.02)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.26)        (.13)        (.38)       (1.08)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --           -- (d)       --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --         (.26)        (.13)        (.38)       (1.10)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.19        $8.68       $12.14       $17.90       $15.46       $13.47
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.65)*     (28.50)      (31.06)       16.63        18.02        25.14
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $82,355      $99,412     $182,647     $279,185     $199,806      $87,730
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .77*        1.48         1.39         1.36         1.39         1.45
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .01*        (.44)        (.56)        (.75)        (.64)        (.48)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 46.11*      129.58        94.48        65.38        74.73        59.14
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS R
-------------------------------------------------
                                   For the period
Per-share                            January 21+
operating performance               to January 31
-------------------------------------------------
                                        2003
-------------------------------------------------
Net asset value,
beginning of period                    $9.01
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment income (a)                 -- (d)
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.49)
-------------------------------------------------
Total from
investment operations                   (.49)
-------------------------------------------------
Net asset value,
end of period                          $8.52
-------------------------------------------------
Total return at
net asset value (%)(b)                 (5.44)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                            $1
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .04*
-------------------------------------------------
Ratio of net investment
income to average net assets (%)         .01*
-------------------------------------------------
Portfolio turnover (%)                 46.11*
-------------------------------------------------

  * Not annualized.

  + Commencement of operations

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS  Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2003         2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.11       $12.63       $18.48       $15.84       $13.70       $11.99
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .03          .03          .03           -- (d)      .01          .03
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.52)       (3.55)       (5.62)        2.77         2.51         2.83
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.49)       (3.52)       (5.59)        2.77         2.52         2.86
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --         (.07)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.26)        (.13)        (.38)       (1.08)
------------------------------------------------------------------------------------------------------------------
From return
of capital                                --           --           -- (d)       --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --         (.26)        (.13)        (.38)       (1.15)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.62        $9.11       $12.63       $18.48       $15.84       $13.70
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (5.38)*     (27.87)      (30.57)       17.50        18.83        26.20
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $850,841     $946,391   $1,199,005   $1,344,776     $754,474     $205,222
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .40*         .73          .64          .61          .64          .70
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .38*         .31          .19           -- (e)      .09          .27
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 46.11*      129.58        94.48        65.38        74.73        59.14
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Ratio of net investment income to average net assets was less than 0.01%.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
January 31, 2003 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. The fund began offering Class R shares on January 21, 2003. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including participants in defined contribution plans (including corporate IRAs), certain college savings plans, bank trust departments and trust companies, and other defined contribution plans subject to various minimum requirements.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Future and written option contracts outstanding at period end are listed after the fund's portfolio.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2003, the value of securities loaned amounted to $37,591,683. The fund received cash collateral of $39,070,695 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2003, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2002, the fund had a capital loss carryover of approximately $2,654,417,000 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover            Expiration
-------------------       ----------------
       $268,517,000           May 31, 2009
      2,385,900,000           May 31, 2010

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2003 approximately $437,064,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

The aggregate identified cost on a tax basis is $5,545,639,551, resulting in gross unrealized appreciation and depreciation of $322,312,575 and $586,961,100, respectively, or net unrealized depreciation of $264,648,525

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2003, the fund's expenses were reduced by $360,214 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,795 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter received net commissions of $197,077 and 4,328 from the sale of class A and class M shares, respectively, and received $2,255,004 and $3,684 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2003, Putnam Retail Management, acting as underwriter received $5,802 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2003, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,632,948,521 and $3,265,419,665, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                          1,123,854            $987,929
---------------------------------------------------------------------------
Options opened                               3,816,280           2,506,588
Options exercised                             (128,208)           (200,941)
Options expired                             (1,532,197)         (1,626,335)
Options closed                              (1,009,174)           (487,487)
---------------------------------------------------------------------------
Written options
outstanding at
end of period                                2,270,555          $1,179,754
---------------------------------------------------------------------------

Note 4
Capital shares

At January 31, 2003, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 26,216,798        $232,959,623
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            26,216,798         232,959,623

Shares repurchased                         (77,587,106)       (685,479,908)
---------------------------------------------------------------------------
Net decrease                               (51,370,308)      $(452,520,285)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 82,565,799        $891,947,702
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            82,565,799         891,947,702

Shares repurchased                        (162,225,134)     (1,723,040,427)
---------------------------------------------------------------------------
Net decrease                               (79,659,335)      $(831,092,725)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,369,053         $69,733,011
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             8,369,053          69,733,011

Shares repurchased                         (28,729,340)       (234,994,887)
---------------------------------------------------------------------------
Net decrease                               (20,360,287)      $(165,261,876)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,101,192        $217,819,048
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            21,101,192         217,819,048
Shares repurchased                         (77,821,091)       (770,562,306)
---------------------------------------------------------------------------
Net decrease                               (56,719,899)      $(552,743,258)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    743,309          $6,482,839
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               743,309           6,482,839

Shares repurchased                          (1,738,331)        (15,048,553)
---------------------------------------------------------------------------
Net decrease                                  (995,022)        $(8,565,714)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,561,506         $27,769,255
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,561,506          27,769,255

Shares repurchased                          (4,710,421)        (49,303,157)
---------------------------------------------------------------------------
Net decrease                                (2,148,915)       $(21,533,902)
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,023,937          $8,811,042
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,023,937           8,811,042

Shares repurchased                          (2,418,711)        (20,533,992)
---------------------------------------------------------------------------
Net decrease                                (1,394,774)       $(11,722,950)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,328,111         $24,598,772
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             2,328,111          24,598,772

Shares repurchased                          (5,929,737)        (61,073,494)
---------------------------------------------------------------------------
Net decrease                                (3,601,626)       $(36,474,722)
---------------------------------------------------------------------------

                                      For the period from January 21, 2003
                                           (commencement of operations) to
                                                          January 31, 2003
---------------------------------------------------------------------------
Class R                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                        111              $1,000
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                                   111               1,000

Shares repurchased                                  --                  --
---------------------------------------------------------------------------
Net increase                                       111              $1,000
---------------------------------------------------------------------------

                                         Six months ended January 31, 2003
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,272,963        $127,526,859
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            14,272,963         127,526,859

Shares repurchased                         (19,531,335)       (175,117,577)
---------------------------------------------------------------------------
Net decrease                                (5,258,372)       $(47,590,718)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 57,797,117        $638,894,914
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            57,797,117         638,894,914

Shares repurchased                         (48,797,826)       (517,965,072)
---------------------------------------------------------------------------
Net increase                                 8,999,291        $120,929,842
---------------------------------------------------------------------------

At January 31, 2003, Putnam Investments, LLC owned 111 class R shares of the fund (100% of class R shares outstanding), valued at $946.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund
Global Equity Fund
Global Natural Resources Fund
International Capital Opportunities Fund
International Equity Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


[PHOTO OMITTED: SAMUEL PUTNAM]

PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With over 65 years of experience, Putnam has nearly $251 billion in assets under management, over 100 mutual funds, over 13 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients. (Information as of 12/31/02.)

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service twelve times in the past thirteen years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach helps us adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and Principal
Executive Officer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Brett C. Browchuk
Vice President

Charles E. Haldeman, Jr.
Vice President

Lawrence J. Lasser
Vice President

Richard G. Leibovitch
Vice President

Beth S. Mazor
Vice President

Richard A. Monaghan
Vice President

Stephen M. Oristaglio
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President

Paul C. Warren
Vice President

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA012-88594  003/307/385  3/03


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/03

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, M, and R shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/03

                                                                        NAV

6 months                                                              -5.38%
1 year                                                               -23.72
5 years                                                              -20.20
Annual average                                                        -4.41
10 years                                                             102.16
Annual average                                                         7.29
Life of fund (since class A inception, 12/1/25)
Annual average                                                         9.39

Share value:                                                            NAV

7/31/02                                                               $9.11
1/31/03                                                               $8.62

----------------------------------------------------------------------------

Distributions: The fund did not make any distributions during this period.
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.